Investment Portfolio - Government and Corporate Securities - Summary of Group Held Securities In Excess (Details) $ in Thousands	Dec. 31, 2022 ARS ($)
BCRA [Member] | Book Value [Member]
Disclosure Of Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity [Line Items]
Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity	$ 468,834,745
BCRA [Member] | Market Value [Member]
Disclosure Of Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity [Line Items]
Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity	468,834,745
Argentine Government [Member] | Book Value [Member]
Disclosure Of Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity [Line Items]
Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity	198,012,723
Argentine Government [Member] | Market Value [Member]
Disclosure Of Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity [Line Items]
Securities Held That Are In Excess Of Ten Percent Of The Stockholder Equity	$ 198,013,805